Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of trade and other payables
Trade and other payables comprise the following:

	2023	2022
	$	$
Trade payables	70,125	43,813
Accrued bonuses and other compensation-related liabilities	52,155	36,379
Sales tax payable	7,295	8,007
Interest payable	3,982	458
Due to merchants not related to segregated funds	29,105	20,076
Other accrued liabilities	16,753	16,800
	179,415	125,533